SCHEDULE OF INVESTMENTS
Thornburg California Limited Term Municipal Fund	June 30, 2023 (Unaudited)

ISSUER-DESCRIPTION		PRINCIPAL AMOUNT	VALUE
	LONG-TERM MUNICIPAL BONDS — 96.5%
	Alameda County Joint Powers Authority (Alameda County Medical Center Highland Hospital), Series A, 5.00% due 12/1/2024	$2,500,000	$ 2,519,210
	Apple Valley Public Financing Authority (Insured: BAM), Series A, 4.00% due 6/1/2028	460,000	481,777
	Bay Area Toll Authority (San Francisco Bay Area Toll Bridge),
[a]	Series A, 2.95% due 4/1/2047 (put 4/1/2026)	5,600,000	5,512,153
[a]	Series E, 4.42% (MUNIPSA + 0.41%) due 4/1/2056 (put 4/1/2028)	3,500,000	3,412,188
	Brentwood Infrastructure Financing Authority (Residential Single Family Development; Insured: AGM), Series A, 5.00% due 9/2/2023	2,685,000	2,692,867
	California (Children’s Hospital Los Angeles) HFFA, Series A, 5.00% due 8/15/2033	770,000	799,952
	California (Kaiser Permanente) HFFA, Series A-1, 5.00% due 11/1/2027	3,000,000	3,294,987
	California (Providence St. Joseph Health Obligated Group) HFFA,
[a]	Series B, 5.00% due 10/1/2039 (put 10/1/2027)	300,000	317,667
[a]	Series B-2, 4.00% due 10/1/2036 (put 10/1/2024)	930,000	933,906
	California (St. Joseph Health System) HFFA, Series A, 5.00% due 7/1/2024	1,000,000	1,000,691
[a]	California (Stanford Health Care Obligated Group) HFFA, Series A, 3.00% due 8/15/2054 (put 8/15/2025)	3,000,000	2,992,584
[a]	California Community Choice Financing Authority (Guaranty: Deutsche Bank A.G.) (Green Bond), Series C, 5.25% due 1/1/2054 (put 10/1/2031)	3,000,000	3,141,642
	California Community Choice Financing Authority (Guaranty: Goldman Sachs Group, Inc.) (Green Bond),
[a]	Series A, 4.00% due 10/1/2052 (put 12/1/2027)	2,440,000	2,427,344
[a]	Series A-1, 5.00% due 12/1/2053 (put 8/1/2029)	500,000	517,052
	California Community Choice Financing Authority (Guaranty: Morgan Stanley Group) (Green Bond),
[a]	Series A-1, 4.00% due 5/1/2053 (put 8/1/2028)	5,000,000	4,978,975
	Series B-1,
[a]	4.00% due 2/1/2052 (put 8/1/2031)	4,500,000	4,479,304
[a]	5.00% due 7/1/2053 (put 8/1/2029)	2,000,000	2,101,354
	California Educational Facilities Authority (Art Center College of Design), Series A, 5.00% due 12/1/2033	375,000	402,915
[a,b]	California Infrastructure & Economic Development Bank (DesertXpress Enterprises LLC) AMT, Series A, 3.65% due 1/1/2050 (put 1/31/2024)	1,000,000	995,532
[a]	California Infrastructure & Economic Development Bank (J Paul Getty Trust), Series B-2, 3.00% due 10/1/2047 (put 10/1/2026)	815,000	811,014
	California Municipal Finance Authority (Aldersly; Insured: California Mtg Insurance),
	Series B,
	3.75% due 11/15/2028	2,990,000	3,008,693
	4.00% due 11/15/2028	595,000	600,756
	California Municipal Finance Authority (Biola University Residential Hall and Parking Structure) ETM, 5.00% due 10/1/2023	125,000	125,460
	California Municipal Finance Authority (Biola University), 5.00% due 10/1/2023 - 10/1/2027	1,880,000	1,905,341
	California Municipal Finance Authority (CHF-Davis II LLC; Insured: BAM), 5.00% due 5/15/2028	2,100,000	2,240,847
	California Municipal Finance Authority (CHF-Davis II LLC; Insured: BAM) (Green Bond),
	4.00% due 5/15/2032	600,000	612,859
	5.00% due 5/15/2024 - 5/15/2028	1,500,000	1,551,865
	California Municipal Finance Authority (Congregational Homes, Inc. Obligated Group),
	Series B, 2.125% due 11/15/2026	615,000	581,184
	Series B-1, 2.75% due 11/15/2027	520,000	463,528
	California Municipal Finance Authority (Palomar Health Obligated Group; Insured: AGM) COP, Series A, 5.00% due 11/1/2027 - 11/1/2032	500,000	543,120
	California Municipal Finance Authority (Republic Services, Inc.) AMT,
[a]	Series A, 4.10% due 7/1/2041 (put 10/2/2023)	4,500,000	4,500,000
[a]	Series B, 3.60% due 7/1/2051 (put 7/17/2023)	3,250,000	3,245,599
[a]	California Municipal Finance Authority (Waste Management of California, Inc.; Guaranty: Waste Management Holdings) AMT, 4.00% due 10/1/2045 (put 9/1/2023)	5,000,000	4,996,700
[a]	California Municipal Finance Authority (Waste Management, Inc.; Guaranty: Waste Management Holdings) AMT, Series A, 4.125% due 10/1/2041 (put 10/1/2025)	750,000	753,991
	California Pollution Control Financing Authority (Guaranty: Waste Management, Inc.) AMT, Series A1, 3.375% due 7/1/2025	2,000,000	1,965,310
[a,b,c]	California Pollution Control Financing Authority (Republic Services, Inc.) AMT, 4.25% due 7/1/2043	2,750,000	2,683,945
[b]	California Pollution Control Financing Authority (Republic Services, Inc.) AMT ETM, Series A, 3.875% due 8/1/2023 (put 5/1/2023)	3,000,000	2,999,844
[a]	California Pollution Control Financing Authority (Waste Management, Inc.) AMT, Series A, 2.50% due 7/1/2031 (put 5/1/2024)	1,125,000	1,111,310
	California State Public Works Board (Correctional and Rehabilitation Facilities), Series A, 5.00% due 9/1/2023 - 9/1/2024	7,180,000	7,265,083
	California State Public Works Board (Laboratory Facility and San Diego Courthouse), Series I, 5.00% due 11/1/2023 - 11/1/2024	7,000,000	7,042,641
	California Statewide Communities Development Authority (CHF-Irvine LLC),
	5.00% due 5/15/2024 - 5/15/2027	2,000,000	2,020,399
	Series A, 5.00% due 5/15/2027	500,000	517,628
	California Statewide Communities Development Authority (CHF-Irvine LLC; Insured: BAM), 5.00% due 5/15/2032	2,420,000	2,736,475
	California Statewide Communities Development Authority (Cottage Health System), 5.00% due 11/1/2025 (pre-refunded 11/1/2024)	135,000	138,647
	California Statewide Communities Development Authority (Cottage Health System) ETM, 5.00% due 11/1/2023 - 11/1/2024	350,000	355,784
[a]	California Statewide Communities Development Authority (Kaiser Foundation Hospitals), Series 2004-M-R, 5.00% due 4/1/2038 (put 11/1/2029)	2,800,000	3,156,110
	California Statewide Communities Development Authority (Methodist Hospital of Southern California Obligated Group), 5.00% due 1/1/2024 - 1/1/2031	835,000	850,256
[a]	California Statewide Communities Development Authority (Southern California Edison Co.), Series D, 2.625% due 11/1/2033 (put 12/1/2023)	4,895,000	4,877,980
	Calipatria (Educational Facilities; Insured: BAM) USD GO, Series B, Zero Coupon due 8/1/2025	1,380,000	1,245,084
	Chino Basin Regional Financing Authority, Series B, 4.00% due 11/1/2025	1,020,000	1,043,059
	City of Antioch Public Financing Authority (Municipal Facilities Project), 5.00% due 5/1/2024	900,000	913,967

SCHEDULE OF INVESTMENTS, Continued
Thornburg California Limited Term Municipal Fund	June 30, 2023 (Unaudited)

ISSUER-DESCRIPTION		PRINCIPAL AMOUNT	VALUE
	City of Chula Vista (Police Facility Project) COP, 5.00% due 10/1/2024	$1,700,000	$ 1,739,998
	City of Chula Vista Financing Authority (Infrastructure, Facilities and Equipment), 5.00% due 5/1/2027	1,000,000	1,081,426
	City of Chula Vista Redevelopment Successor Agency (Insured: AGM), 5.00% due 10/1/2032	1,070,000	1,140,921
	City of Colton Redevelopment Successor Agency (Multiple Redevelopment Project Areas; Insured: BAM), 5.00% due 8/1/2023 - 8/1/2025	1,875,000	1,911,292
	City of Fresno (Fresno Airport Revenue; Insured: BAM) AMT, Series A, 5.00% due 7/1/2030 - 7/1/2033	3,255,000	3,555,512
[c]	City of Los Angeles, 5.00% due 6/27/2024	4,700,000	4,784,609
	City of Los Angeles Department of Airports AMT,
	Series B, 5.00% due 5/15/2030 - 5/15/2032	4,600,000	4,917,197
	Series C, 5.00% due 5/15/2031	400,000	425,168
	Series D, 5.00% due 5/15/2029	4,000,000	4,374,176
	City of Manteca (Water Supply System), 5.00% due 7/1/2023	650,000	650,000
	City of Menlo Park Community Development Successor Agency (Las Pulgas Community Development Project; Insured: AGM), 5.00% due 10/1/2025	600,000	624,223
	City of Palmdale Community Redevelopment Successor Agency (Merged Redevelopment Project Areas), Series A, 5.00% due 9/1/2026	550,000	581,532
	City of Rialto Redevelopment Agency (Merged Project Area; Insured: BAM), Series A, 5.00% due 9/1/2023 - 9/1/2024	1,050,000	1,062,099
	City of San Mateo (San Mateo Community Facilities District No. 2008-1; Insured: BAM), 5.00% due 9/1/2027 - 9/1/2032	3,915,000	4,285,382
	City of Santee CDC Successor Agency (Redevelopment and Low and Moderate Income Housing; Insured: BAM), Series A, 5.00% due 8/1/2025	550,000	570,374
	City of Stockton Redevelopment Successor Agency (Redevelopment of Midtown, North and South Stockton and Waterfront Areas; Insured: AGM), Series A, 5.00% due 9/1/2026 - 9/1/2027	2,000,000	2,111,118
	City of Victorville Electric Revenue, Series A, 5.00% due 5/1/2028 - 5/1/2032	1,090,000	1,239,923
	Commerce CDC Successor Agency (Multiple Redevelopment Project Areas; Insured: AGM), Series A, 5.00% due 8/1/2027	1,760,000	1,861,744
	County of Riverside, Series A, 3.70% due 10/19/2023	1,000,000	1,001,245
	County of Sacramento CA Airport System Revenue AMT, Series C, 5.00% due 7/1/2027	1,925,000	2,038,958
	Desert Hot Springs Public Financing Authority (Desert Hot Springs), Series A, 4.00% due 3/1/2032	235,000	248,853
	Dinuba (CAP APPREC; Insured: AGM) USD GO, Zero Coupon due 8/1/2030	460,000	357,738
	Downey Public Financing Authority (Public Capital Improvements), 5.00% due 12/1/2025 - 12/1/2027	1,445,000	1,546,119
	Elk Grove Finance Authority (Poppy Ridge CFD No. 2003-1 and East Franklin CFD No. 2002-1), 5.00% due 9/1/2025	750,000	774,719
	Emeryville Redevelopment Successor Agency (Emeryville and Shellmound Park Projects; Insured: AGM), Series A, 5.00% due 9/1/2023 - 9/1/2024	6,320,000	6,409,210
	Fremont Union High School District GO, 5.00% due 8/1/2025	500,000	522,394
	Guam Power Authority (Electric Power System), Series A, 5.00% due 10/1/2027	1,230,000	1,285,188
	Guam Waterworks Authority (Water and Wastewater System), 5.00% due 7/1/2023 - 7/1/2027	2,085,000	2,120,735
	Hacienda La Puente (Educational Facilities; Insured: AGM) USD COP, Series C, 5.00% due 6/1/2024 - 6/1/2025	2,180,000	2,233,437
	Indian Wells Redevelopment Agency Successor Agency (Insured: Natl-Re), Series A, 5.00% due 9/1/2029	500,000	529,390
	Indio Finance Authority (Insured: BAM), Series A, 5.00% due 11/1/2028 - 11/1/2032	1,815,000	2,051,422
[c]	Jurupa Public Financing Authority (Insured: AGM), 5.00% due 9/1/2030 - 9/1/2033	1,525,000	1,768,831
	La Quinta Redevelopment Successor Agency (Redevelopment Project Areas No. 1 and 2) ETM, Series A, 5.00% due 9/1/2023	1,500,000	1,504,401
	Lammersville Joint USD (Insured: BAM), 5.00% due 9/1/2028 - 9/1/2032	4,055,000	4,624,228
	Lodi Public Financing Authority (Lodi Electric System Revenue; Insured: AGM), 5.00% due 9/1/2031	1,405,000	1,554,041
	Long Beach Bond Finance Authority (Guaranty: Merrill Lynch & Co), Series A, 5.00% due 11/15/2024	5,000,000	5,055,825
	Los Angeles (Educational Facilities and Information Technology Infrastructure) USD GO,
	Series B, 5.00% due 7/1/2023	3,000,000	3,000,000
	Series D, 5.00% due 7/1/2024	3,000,000	3,058,572
[a]	Los Angeles County Development Authority (2111 Firestone LP), Series E, 5.00% due 7/1/2043 (put 7/1/2026)	2,430,000	2,519,660
[a]	Los Angeles County Development Authority (Century Wlava 2 LP), Series C, 3.75% due 12/1/2046 (put 12/1/2026)	2,500,000	2,531,330
[a]	Los Angeles County Development Authority (VA Building 402 LP), Series F, 3.375% due 1/1/2046 (put 7/1/2026)	3,250,000	3,231,130
	Los Angeles County Redevelopment Refunding Authority Successor Agency (Bunker Hill Project), Series C, 5.00% due 6/1/2024	500,000	507,482
	Los Angeles Department of Water & Power Water System Revenue, Series A, 5.00% due 7/1/2027	1,565,000	1,706,366
	Los Angeles USD GO, Series A, 5.00% due 7/1/2024	4,600,000	4,689,686
	Lynwood (Insured: AGM) USD GO, 5.00% due 8/1/2023	1,000,000	1,001,289
	Manteca Community Facilities District No. 1989-2 (Educational Facilities; Insured: AGM) USD, Series F, 5.00% due 9/1/2023	500,000	501,439
	Milpitas Redevelopment Successor Agency (Redevelopment Project Area No. 1), 5.00% due 9/1/2025	2,300,000	2,390,477
	Moreno Valley Public Financing Authority (Public Improvements), 5.00% due 11/1/2024	1,455,000	1,491,979
	Murrieta Valley Public Financing Authority (Educational Facilities; Insured: BAM) USD GO, 5.00% due 9/1/2023	1,080,000	1,082,799
[a]	Northern California Energy Authority (Commodity Supply Revenue; Guaranty: Goldman Sachs Group, Inc.), Series A, 4.00% due 7/1/2049 (put 7/1/2024)	7,000,000	7,004,816
	Oakland (County of Alameda Educational Facilities) USD GO, Series A, 5.00% due 8/1/2023 - 8/1/2025	2,000,000	2,046,430
	Peralta Community College District GO,
	5.00% due 8/1/2031 - 8/1/2033	2,065,000	2,461,463
	Series A, 5.00% due 8/1/2025	585,000	610,086
	Pittsburg Redevelopment Successor Agency (Insured: AGM), Series A, 5.00% due 9/1/2024	2,200,000	2,240,377
	Poway Redevelopment Successor Agency (Paguay Redevelopment Project), Series A, 5.00% due 6/15/2025	4,665,000	4,825,681
	Rancho Cucamonga Redevelopment Project Successor Agency (Rancho Redevelopment Project Area; Insured: AGM), 5.00% due 9/1/2023 - 9/1/2024	3,000,000	3,045,084
	Richmond County Redevelopment Successor Agency (Joint Powers Financing Authority & Harbour Redevelopment Project; Insured: BAM), Series A, 5.00% due 9/1/2023 - 9/1/2024	850,000	859,237
	Riverside County Public Financing Authority (Capital Facilities Project) ETM, 5.00% due 11/1/2025	1,000,000	1,048,533
	Riverside County Redevelopment Successor Agency (Insured: AGM), Series B, 5.00% due 10/1/2030	500,000	521,604

SCHEDULE OF INVESTMENTS, Continued
Thornburg California Limited Term Municipal Fund	June 30, 2023 (Unaudited)

ISSUER-DESCRIPTION		PRINCIPAL AMOUNT	VALUE
	Riverside County Redevelopment Successor Agency (Insured: BAM), Series B, 5.00% due 10/1/2030	$ 750,000	$ 781,836
	Riverside Financing Authority (Educational Facilities; Insured: BAM) USD, 5.00% due 9/1/2024 - 9/1/2025	1,030,000	1,054,083
	Riverside Redevelopment Successor Agency (Multiple Redevelopment Project Areas), Series A, 5.00% due 9/1/2023 - 9/1/2024	2,985,000	3,013,751
	Rosemead CDC Successor Agency (Rosemead Merged Project Area; Insured: BAM), 5.00% due 10/1/2023 - 10/1/2026	2,220,000	2,295,397
	Sacramento (Insured: AGM) USD GO, Series C-1, 5.00% due 8/1/2027	500,000	519,634
	Sacramento City Schools Joint Power Financing Authority (Sacramento City USD Educational Facility Sublease; Insured: BAM), Series A, 5.00% due 3/1/2024 - 3/1/2025	2,940,000	2,969,314
	Sacramento County Sanitation Districts Financing Authority (Sacramento Regional County Sanitation District), 5.00% due 12/1/2031 - 12/1/2032	1,825,000	2,199,564
[a]	Sacramento Municipal Utility District, Series B, 5.00% due 8/15/2049 (put 10/15/2025)	1,050,000	1,087,062
	Salinas Valley Solid Waste Authority (Insured: AGM) AMT ETM, Series A, 5.00% due 8/1/2023	1,530,000	1,531,412
	San Diego (Educational System Capital Projects) USD GO, Series R-3, 5.00% due 7/1/2023 - 7/1/2024	8,000,000	8,028,839
	San Diego County Regional Airport Authority, Series A, 5.00% due 7/1/2033	500,000	565,806
	San Diego County Regional Airport Authority AMT, Series C, 5.00% due 7/1/2031 - 7/1/2033	2,560,000	2,821,003
	San Francisco City & County Airport Comm-San Francisco International Airport AMT, Series A, 5.00% due 5/1/2032	3,000,000	3,346,935
	Santa Clara County Financing Authority (Multiple Facilities Projects), Series P, 5.00% due 5/15/2025	6,755,000	7,000,274
	Santa Margarita Water District (Community Facilities District No. 2013-1; Insured: BAM), Series A, 5.00% due 9/1/2033	820,000	974,737
	Santa Margarita Water District (Talega Community Facilities), Series A, 5.00% due 9/1/2026 - 9/1/2027	1,050,000	1,116,281
	Semitropic Water Storage Improvement District (Irrigation Water System; Insured: AGM), Series A, 5.00% due 12/1/2023 - 12/1/2027	2,500,000	2,597,720
	Southern California Public Power Authority (Anaheim Electric System Revenue), Series A, 5.00% due 7/1/2030	1,075,000	1,120,857
	State of California GO, 5.00% due 8/1/2027	640,000	697,087
	Stockton Public Financing Authority (Stockton Water Revenue; Green Bond; Insured: BAM), Series A, 5.00% due 10/1/2023 - 10/1/2027	2,630,000	2,760,629
	Temecula Valley Financing Authority (Educational Facilities; Insured: BAM) USD, 5.00% due 9/1/2023 - 9/1/2025	900,000	914,810
	Temecula Valley Financing Authority (Insured: BAM) USD, 5.00% due 9/1/2027	2,220,000	2,282,782
	Torrance USD GO, 4.25% due 8/1/2033	1,320,000	1,365,322
	Tulare Public Financing Authority (Insured: BAM), 5.00% due 4/1/2024 - 4/1/2028	1,255,000	1,309,462
	Tustin (Community Facilities; Insured: BAM) USD, Series A, 5.00% due 9/1/2033	1,500,000	1,544,622
	Vallejo City (Insured: BAM) USD GO, 5.00% due 8/1/2032	460,000	535,186
	Ventura County Public Financing Authority (Office Building Purchase and Improvements), Series B, 5.00% due 11/1/2023 - 11/1/2024	1,560,000	1,569,439
	Ventura USD GO, Series A, 5.00% due 8/1/2025	1,100,000	1,146,804
	Vista Redevelopment Successor Agency (Vista Redevelopment Project; Insured: AGM), Series B1, 5.00% due 9/1/2023	400,000	400,987
	West Contra Costa (Insured: Natl-Re) USD GO, Series D, Zero Coupon due 8/1/2028	160,000	135,576
	TOTAL LONG-TERM MUNICIPAL BONDS — 96.5% (Cost $292,821,855)		$292,472,738
	SHORT-TERM MUNICIPAL BONDS — 2.7%
	Regents of the University of California Medical Center Pooled Revenue,
[a]	Series B-1 3.15% due 5/15/2032 (put 7/3/2023)	5,000,000	5,000,000
[a]	Series B2 3.00% due 5/15/2032 (put 7/3/2023)	3,200,000	3,200,000
	TOTAL SHORT-TERM MUNICIPAL BONDS — 2.7% (Cost $8,200,000)		$8,200,000
	Total Investments — 99.2% (Cost $301,021,855)		$300,672,738
	Other Assets Less Liabilities — 0.8%		2,332,012
	Net Assets — 100.0%		$303,004,750

Footnote Legend
a	Variable, floating, step, or fixed to floating rate securities are securities for which interest rate changes are based on changes in a designated base rate or on a predetermined schedule. The rates shown are those in effect on June 30, 2023.
b	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are restricted but liquid and may only be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of June 30, 2023, the aggregate value of these securities in the Fund’s portfolio was $6,679,321, representing 2.20% of the Fund’s net assets.
c	When-issued security.
Portfolio Abbreviations
To simplify the listings of securities, abbreviations are used per the table below:
AGM	Insured by Assured Guaranty Municipal Corp.
AMT	Alternative Minimum Tax
BAM	Insured by Build America Mutual Insurance Co.
CDC	Community Development Commission
COP	Certificates of Participation
ETM	Escrowed to Maturity
GO	General Obligation
HFFA	Health Facilities Financing Authority
Mtg	Mortgage
MUNIPSA	Securities Industry and Financial Markets Association (SIFMA) Municipal Swap Index
Natl-Re	Insured by National Public Finance Guarantee Corp.
USD	Unified School District
VA	Veterans Affairs

NOTES TO SCHEDULE OF INVESTMENTS
Thornburg California Limited Term Municipal Fund	June 30, 2023 (Unaudited)

NOTE 1 – ORGANIZATION
Thornburg California Limited Term Municipal Fund (the “Fund”) is a diversified series of Thornburg Investment Trust (the “Trust”). The Trust is organized as a Massachusetts business trust under a Declaration of Trust dated June 3, 1987 and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund is currently one of twenty-two separate series of the Trust. Each series is considered to be a separate entity for financial reporting and tax purposes. The Fund currently offers four classes of shares of beneficial interest: Class A, Class C, Class C2 and Institutional Class (“Class I”).
NOTE 2 – SECURITY VALUATION
Valuation of the Fund’s portfolio investment securities is performed by Thornburg Investment Management, Inc., the Trust’s investment advisor (the "Advisor"), which has been designated by the Trustees of the Trust (the "Trustees") as the Fund’s "valuation designee," as that term is defined in rule 2a-5 under the 1940 Act. The Advisor performs this valuation function under the supervision of the Trustees and in accordance with policies and procedures that have been adopted by the Advisor and approved by the Trustees (the “Valuation Policy and Procedures”).
In its capacity as the Fund’s valuation designee, the Advisor makes good faith determinations of the fair value of portfolio securities for which market quotations are not readily available, and otherwise complies with and administers the Valuation Policy and Procedures. The Advisor performs those functions in significant measure through its Valuation and Pricing Committee (the “Committee”), though the Advisor may also obtain the assistance of others, including professional pricing service providers selected and approved by the Committee. In accordance with the Valuation Policy and Procedures, the Committee: assesses and manages the material risks associated with determining the fair value of those Fund investments for which market quotations are not readily available; selects and applies methodologies for determining and calculating such fair values; periodically reviews and tests the appropriateness and accuracy of those methodologies; monitors for circumstances that may necessitate the use of fair value; and approves, monitors, and evaluates pricing services engaged to provide evaluated prices for the Fund’s investments. The Committee provides reports on its activities to the Trustees’ Audit Committee, which is responsible for overseeing the Committee’s and the Advisor’s work in discharging the functions under the Valuation Policy and Procedures.
In those instances when the Committee assists in calculating a fair value for a portfolio investment, the Committee seeks to determine the price that the Fund would reasonably expect to receive upon a sale of the investment in an orderly transaction between market participants on the valuation date. The Committee customarily utilizes quotations from securities broker dealers in calculating valuations, but also may utilize prices obtained from pricing service providers or other methods selected by the Committee. Because fair values calculated by the Committee are estimates, the calculation of a fair value for an investment may differ from the price that would be realized by the Fund upon a sale of the investment, and the difference could be material to the Fund’s financial statements. The Committee’s calculation of a fair value for an investment may also differ from the prices obtained by other persons (including other mutual funds) for the investment.
Valuation of Securities: Debt obligations held by the Fund which are not listed or traded on exchanges or for which no reported market exists are ordinarily valued at the valuation obtained from a pricing service provider approved by the Committee.
In any case when a pricing service provider fails to provide a valuation for a debt obligation held by the Fund, the Committee may calculate a fair value for the obligation using alternative methods selected and approved by the Committee. Additionally, in cases when the Committee believes that a valuation obtained from a pricing service provider is stale, does not reflect material factors affecting the valuation of the investment, is significantly different than the value the Fund is likely to obtain if it sought a bid for the investment, or is otherwise unreliable, the Committee may calculate a fair value for the obligation using an alternative method selected and approved by the Committee.